Note 12 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Jan. 31, 2024	Jan. 30, 2023	Dec. 31, 2023	Jun. 21, 2023	Oct. 04, 2022
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			128
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 12.39
Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,581,000	3,054		84,200	542
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common Stock Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,750,000	22,250	9,595	227,000	1,256
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.06	$ 1,650	$ 12.39	$ 75	$ 108,960
Registered Public Offering [Member]
Stock Issued During Period, Shares, New Issues	794,000	8,070
Units Issued, Stock and Warrant, Price Per Share	$ 2.06	$ 1,350
Units Issued, Warrant and Warrant, Price Per Unit	$ 2.059	$ 1,349.999
Units Issued, Warrant and Warrant, Warrant Per Unit	2
Proceeds from Issuance or Sale of Equity, Net	$ 8.1
Subsequent Event [Member] | Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,581,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.001
Subsequent Event [Member] | Common Stock Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.06
Subsequent Event [Member] | Registered Public Offering [Member]
Stock Issued During Period, Shares, New Issues	794,000
Units Issued, Stock and Warrant, Price Per Share	$ 2.06
Units Issued, Stock and Warrant, Number of Warrants Per Unit	2
Units Issued, Warrant and Warrant, Price Per Unit	$ 2.059
Units Issued, Warrant and Warrant, Warrant Per Unit	2
Proceeds from Issuance or Sale of Equity, Net	$ 8.2